Taxes - Schedule of Tax Effects of Temporary Differences and Net Operating Losses (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Deferred tax assets:
Credit loss provision	$ 69,699	¥ 472,915	¥ 474,037
Inventory reserve	53,093	360,239	455,194
Impairment of fixed asset	4,982	33,800	10,986
Lease liability	77,637	526,774	561,916
Accrued payroll payable	320,472	2,174,434	1,204,540
Net operating loss carry forwards	15,059,747	102,181,892	91,433,134
Total deferred tax assets	15,585,630	105,750,054	94,139,807
Valuation allowance	(15,585,630)	(105,750,054)	(94,139,807)
Deferred tax assets, net